Consolidated Statements Of Operations (Parenthetical)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements Of Operations [Abstract]
Weighted average number of shares outstanding	1,673,775	1,692,307	1,719,509